PGIM Target Date 2035 Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 99.4%
Affiliated Exchange-Traded Fund 16.7%
Fixed Income
PGIM Total Return Bond ETF (cost $8,539,351)	202,781	$8,429,606
Affiliated Mutual Funds 82.7%
Domestic Equity 40.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	106,260	1,686,344
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	339,147	17,089,635
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	166,589	1,810,825
		20,586,804
Fixed Income 18.5%
PGIM Core Conservative Bond Fund (Class R6)	293,223	2,527,579
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	165,965	1,551,777
PGIM TIPS Fund (Class R6)	623,691	5,257,715
		9,337,071
International Equity 23.5%
PGIM Global Real Estate Fund (Class R6)	133,898	3,056,883
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	76,129	1,203,597
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	426,903	7,645,827
		11,906,307

Total Affiliated Mutual Funds (cost $31,737,053)		41,830,182

Short-Term Investment 2.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,262,574)	1,262,574	1,262,574

TOTAL INVESTMENTS 101.9% (cost $41,538,978)(wa)		51,522,362
Liabilities in excess of other assets (1.9)%		(951,573)

Net Assets 100.0%		$50,570,789

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2035 Fund